INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Other income or expenses, net (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products			$ 698,517	$ (4,163,041)
Expenses recovery			482,034	270,587
Other income or expenses, net			602,312	736,754
Total	$ 1,014,335	$ (1,437,718)	$ 1,782,863	$ (3,155,700)